Share Capital - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	May 11, 2020 shares	Sep. 21, 2020 USD ($) shares	Jun. 30, 2020 CAD ($) acqusition $ / shares shares	Jun. 30, 2020 USD ($) acqusition $ / shares	Jun. 30, 2019 acqusition shares	May 10, 2020 shares	Apr. 16, 2020 USD ($)	Apr. 15, 2020 USD ($)	Apr. 02, 2019 USD ($)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	110,089,377	5,278,286	21,009,339			1,321,072,394
Shelf prospectus, amount allowed | $							$ 100,000,000.0		$ 750,000,000.0
ATM supplement, amount allowed, common shares | $							650,000,000.0	$ 400,000,000.0	$ 400,000,000.0
ATM supplement, additional amount allowed, common shares | $							$ 250,000,000
Number of shares outstanding (in shares)	110,089,377					1,321,072,394
Stock split ratio	0.0833
Number of shares issued and fully paid (in shares)			115,228,811		84,786,562
ATM supplement, gross proceeds		$ 36,670,000	$ 585.1	$ 435,500,000
Proceeds received per share (in CAD per share) | (per share)			$ 27.85	$ 20.73
Brokerage fee expense			$ 11.7	$ 8,700,000
ATM supplement, net proceeds			$ 573.4	$ 426,800,000
Number of common shares per warrant (in shares)			1
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares			$ 1.00
Number of shares issued (in shares)			0
Number of shares outstanding (in shares)			0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares			$ 5.00
Number of shares issued (in shares)			0
Number of shares outstanding (in shares)			0
Compensation Options
Disclosure of classes of share capital [line items]
Number of common shares per option (in shares)			1
Number of warrants per option (in shares)			0.5
Compensation Warrants
Disclosure of classes of share capital [line items]
Number of common shares per warrant (in shares)			1
Exercise period of options			2 years	2 years
Milestone Payments Contingent Liabilities
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			614,513		20,311
Number of acquisitions | acqusition			3	3	2